Loans payable and notes payable (Tables)	12 Months Ended
Dec. 31, 2021
Loans payable and notes payable
Schedule of loans payable

	December 31,	December 31,
	2021	2020
	$	$
Senior Secured Corporate Credit Facility with Banco de Credito del Peru ("BCP")
Current Portion	24,855	18,480
Long term Portion	55,949	80,903
Total loans payable	80,804	99,383